CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Foreign currency translations adjustments, tax		$ 7	$ 11
Pension and other postretirement benefits adjustments, tax	$ 113	$ 228	$ 156